Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 25, 2024	May 27, 2023	May 28, 2022	May 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(5)	Adjusted EBITDA ($)(6)

Year(1)					Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)

(a)	(b)	(c)	(d)	(e)	(f)	(h)	(i)	(j)
2024	2,850,507	2,592,677	930,638	(610,465)	117.94	224.03	21,034,000	51,483,000
2023	4,013,909	3,776,753	2,289,718	2,093,310	157.85	172.04	54,359,000	100,194,000
2022	4,624,537	5,449,459	2,652,879	3,274,788	178.65	161.97	67,175,000	103,131,000
2021	2,910,771	3,524,927	1,642,800	1,986,307	138.57	149.01	25,229,000	52,794,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For the fiscal years 2021, 2022 and 2023 in the table above, Kate W. Duchene was our PEO and our Non-PEO NEOs were Jennifer Y. Ryu and Timothy L. Brackney. For fiscal year 2024, Kate W. Duchene was our PEO and our non-PEO NEOs were Jennifer Y. Ryu, Bhadresh Patel and Timothy L. Brackney.
PEO Total Compensation Amount	$ 2,850,507	$ 4,013,909	$ 4,624,537	$ 2,910,771
PEO Actually Paid Compensation Amount	$ 2,592,677	3,776,753	5,449,459	3,524,927
Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (also referred to as “Compensation Actually Paid” or “CAP”) to each of our NEOs means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the NEO for the applicable year, and adjusted for the following with respect to the RSUs and PSUs granted to the NEO, including any dividend equivalents granted with respect to such awards:
•Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
•Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,
•Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends or dividend equivalents were paid or credited on outstanding options, cash dividends were paid on outstanding unvested restricted stock awards, and, for other awards, the crediting of dividend equivalents in accordance with the applicable award terms has been taken into account in determining the applicable fiscal year-end or vesting date value of the award),
•Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the RSUs or PSUs held by the NEOs were materially modified during the fiscal years covered by the table).
In making each of these adjustments, the “value” of an award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appear in our annual proxy statement.
The table reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	2,850,507	4,013,909	4,624,537	2,910,771
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(1,999,984)	(2,099,971)	(1,799,965)	(1,349,996)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	1,771,153	1,910,412	1,871,266	1,742,547
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(468,586)	(114,458)	521,263	197,582
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	32,461	5,861	5,079	—
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	407,126	61,000	227,279	24,023
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	—	—	—	—
Compensation Actually Paid	2,592,677	3,776,753	5,449,459	3,524,927
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	930,638	2,289,718	2,652,879	1,642,800
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(549,988)	(1,049,986)	(849,974)	(679,991)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	489,006	954,112	885,349	877,719
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(334,419)	(218,403)	429,984	120,829
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	6,049	2,899	2,558	—
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(134,654)	113,745	152,067	22,325
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (*)	(1,017,447)	—	—	—
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	350	1,225	1,925	2,625
Compensation Actually Paid	(610,465)	2,093,310	3,274,788	1,986,307
*    The amount disclosed in this row is due to the forfeiture of unvested equity awards upon Mr. Brackney’s resignation of employment effective September 29, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 930,638	2,289,718	2,652,879	1,642,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ (610,465)	2,093,310	3,274,788	1,986,307
Adjustment to Non-PEO NEO Compensation Footnote	For purposes of this table, the compensation actually paid (also referred to as “Compensation Actually Paid” or “CAP”) to each of our NEOs means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the NEO for the applicable year, and adjusted for the following with respect to the RSUs and PSUs granted to the NEO, including any dividend equivalents granted with respect to such awards:
•Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
•Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,
•Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends or dividend equivalents were paid or credited on outstanding options, cash dividends were paid on outstanding unvested restricted stock awards, and, for other awards, the crediting of dividend equivalents in accordance with the applicable award terms has been taken into account in determining the applicable fiscal year-end or vesting date value of the award),
•Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the RSUs or PSUs held by the NEOs were materially modified during the fiscal years covered by the table).
In making each of these adjustments, the “value” of an award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appear in our annual proxy statement.
The table reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	2,850,507	4,013,909	4,624,537	2,910,771
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(1,999,984)	(2,099,971)	(1,799,965)	(1,349,996)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	1,771,153	1,910,412	1,871,266	1,742,547
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(468,586)	(114,458)	521,263	197,582
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	32,461	5,861	5,079	—
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	407,126	61,000	227,279	24,023
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	—	—	—	—
Compensation Actually Paid	2,592,677	3,776,753	5,449,459	3,524,927
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total	930,638	2,289,718	2,652,879	1,642,800
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(549,988)	(1,049,986)	(849,974)	(679,991)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	489,006	954,112	885,349	877,719
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(334,419)	(218,403)	429,984	120,829
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	6,049	2,899	2,558	—
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(134,654)	113,745	152,067	22,325
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (*)	(1,017,447)	—	—	—
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	350	1,225	1,925	2,625
Compensation Actually Paid	(610,465)	2,093,310	3,274,788	1,986,307
*    The amount disclosed in this row is due to the forfeiture of unvested equity awards upon Mr. Brackney’s resignation of employment effective September 29, 2023.

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return represents the return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in a peer group consisting of the peers listed above under “Use of Peer Group Data” for the period beginning on the last trading day of fiscal 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last four years against our total shareholder return and the total shareholder return for our peer group (each calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income	This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last four years against our net income for each of those years.

Compensation Actually Paid vs. Company Selected Measure	This column shows the Company’s Adjusted EBITDA for each fiscal year covered by the table. We consider Adjusted EBITDA to be a key metric in our executive compensation program as it is used both in our Executive Incentive Plan and to determine the vesting of our NEO’s PSUs. Adjusted EBITDA is calculated as earnings before amortization expense, depreciation expense, interest and income tax expense or benefit plus or minus stock-based compensation expense, technology transformation costs, goodwill impairment, acquisition costs, restructuring costs, and contingent consideration adjustments, as reported in the Company’s financial statements. See pages 34-36 of the Fiscal 2024 Annual Report for a discussion of the adjustments made and a reconciliation of those adjustments to net income, the most directly comparable GAAP financial measure, to compute Adjusted EBITDA, and similar discussions of Adjusted EBITDA in the Company’s Consolidated Financial Statements filed on Form 10-K for prior fiscal years. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last four years against our Adjusted EBITDA for each of those years.

Tabular List, Table	Adjusted EBITDA •Revenue
Total Shareholder Return Amount	$ 117.94	157.85	178.65	138.57
Peer Group Total Shareholder Return Amount	224.03	172.04	161.97	149.01
Net Income (Loss)	$ 21,034,000	$ 54,359,000	$ 67,175,000	$ 25,229,000
Company Selected Measure Amount	51,483,000	100,194,000	103,131,000	52,794,000
PEO Name	Kate W. Duchene
Additional 402(v) Disclosure	See the Summary Compensation Table above for the total compensation for our CEO for each year covered in the table. The average total compensation for the Non-PEO NEOs for each year in the table above was calculated from the Summary Compensation Table above.
Following is an unranked list of the Company’s two financial performance measures we considered in linking the compensation actually paid to our NEOs for fiscal 2024 with Company performance.
These performance measures were used in our PSUs and in our EIP performance measurement framework. For a discussion of these terms as used in our 2024 PSUs and EIP, see the “Compensation Discussion and Analysis” section above.
In addition to the financial performance measures listed above, we view the Company’s stock price, upon which the value of all of our awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,999,984)	$ (2,099,971)	$ (1,799,965)	$ (1,349,996)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,771,153	1,910,412	1,871,266	1,742,547
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(468,586)	(114,458)	521,263	197,582
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,461	5,861	5,079	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,126	61,000	227,279	24,023
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (549,988)	(1,049,986)	(849,974)	(679,991)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,006	954,112	885,349	877,719
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(334,419)	(218,403)	429,984	120,829
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,049	2,899	2,558	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,654)	113,745	152,067	22,325
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,017,447)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 350	$ 1,225	$ 1,925	$ 2,625